Recurring Fair Value Measurements - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended	16 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Investments held in Trust Account	$ 277,859,656	$ 277,845,876	$ 277,845,876
Amount withdraw from interest earned on the trust account		0
Transfers between levels	0		0
Money Market Funds [Member]
Investments held in Trust Account	$ 277,859,656	$ 277,845,876	$ 277,845,876